Income Taxes - Schedule of Income Tax Expense Benefit Allocated to Continuing Operations and Amounts Separately Allocated to Other Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income tax expense from continuing operations	$ 15.3	$ 88.5	$ 42.0
Cash flow hedge in accumulated other comprehensive income (loss)	(60.3)	68.1	(1.8)
Net investment hedge in accumulated other comprehensive income (loss)	20.9	(5.7)	(4.2)
Pension liability in accumulated other comprehensive income (loss)	(13.4)	9.9	(1.2)
Stock option tax benefit in additional paid-in capital		(10.1)
Total	$ (37.5)	$ 150.7	$ 34.8